As of June 30, 2023 and December 31, 2022, the Class A Common Stock reflected on the balance sheets are reconciled in the following table: (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Extension redemptions on November 29, 2022 (in shares)	(1,035,788)		(8,477,497)
Extension redemptions on November 29, 2022	$ (11,233,821)		$ (87,541,322)
Trust earnings	$ 849,317	$ 17,014,649	$ 2,668,274
Common Class A Subject to Redemption [Member]
Temporary equity, shares outstanding (in shares)	1,848,503		10,326,000
Temporary equity, carrying amount, attributable to parent	$ 19,419,552		$ 104,292,600
Temporary equity, shares outstanding (in shares)	812,715	10,326,000	1,848,503
Temporary equity, carrying amount, attributable to parent	$ 9,035,048	$ 104,292,600	$ 19,419,552